Company Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1. Company Overview

Blue Star Foods Corp., a Delaware corporation (“we”, “our”, the “Company”), is an international sustainable marine protein company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company has three other subsidiaries, Coastal Pride, TOBC and AFVFL which maintain the Company’s fresh crab meat, steelhead salmon and packaged seafood and other inventory businesses, respectively. The Company’s current source of revenue is purchasing blue and red swimming crab meat primarily from our largest supplier in Miami and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, steelhead salmon and rainbow trout produced under the brand name Little Cedar Farms for distribution in Canada and purchasing raw materials for packaged seafood and other inventory under AFVFL to be sold to various customers in the United States.

On February 3, 2022, Coastal Pride entered into an asset purchase agreement with Gault Seafood, LLC, a South Carolina limited liability company (“Gault Seafood”), and Robert J. Gault II, President of Gault Seafood (“Gault”) pursuant to which Coastal Pride acquired all of the Seller’s right, title and interest in and to assets relating to Gault Seafood’s soft-shell crab operations, including intellectual property, equipment, vehicles and other assets used in connection with the soft-shell crab business. Coastal Pride did not assume any liabilities in connection with the acquisition. The purchase price for the assets consisted of a cash payment in the amount of $359,250 and the issuance of 167 shares of common stock of the Company with a fair value of $359,250. Such shares were subject to a leak-out agreement pursuant to which Gault Seafood could not sell or otherwise transfer the shares until February 3, 2023.

On February 1, 2024, the Company entered into a ninety-day Master Services Agreement (the “Services Agreement”) with Afritex Ventures, Inc. a Texas corporation (“Afritex”), pursuant to which the Company will be responsible for all of Afritex’s operations and finance functions. The Company will provide Afritex with working capital in order to sustain operations and will purchase certain inventory listed in the Services Agreement. In consideration for its services, during the term of the Services Agreement, the Company will earn all of the revenue and profits by the purchase and sale of Afritex’s inventory. Under the Services Agreement, Afritex may not sell or otherwise use as consideration any of its intellectual property without the Company’s consent. The Company must maintain certain commercial liability insurance during the term of the Services Agreement. The Services Agreement also provides that the Company may not solicit Afritex employees for 24 months nor circumvent existing business relationships of Afritex for three years, after the term of the Services Agreement. The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000. The Company automatically extended the Services Agreement to August 31, 2024 after which it expired.

In connection with the Services Agreement, on February 12, 2024, the Company entered into an Intangibles Assets and Machinery Option To Purchase Agreement with Afritex (the “Option Agreement”). Pursuant to the Option Agreement, the Company has the option to purchase Afritex’s intangible assets, machinery and equipment set forth in the Option Agreement for a purchase price of $554,714 for machinery and equipment and 100,000 shares of the Company’s common stock were issued on February 12, 2024 to be held in escrow, for intangible assets. In addition, for one year from the date of the Option Agreement, Afritex has an option to purchase up to $1,000,000 shares of the Company’s common stock at a 10% discount to the lowest volume-weighted average price in the immediately prior five days. The sale of any shares acquired by Afritex under the Option Agreement are subject to a “leak-out” provision as set forth in the Option Agreement. The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding. The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. The Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment. The Option Agreement expired with the Company not exercising its option.

In connection with the Services Agreement, on February 1, 2024, AFVFL, a wholly-owned subsidiary of the Company, was incorporated in the State of Florida for the purpose of purchasing raw materials from Afritex, up to the date of the Service Agreement expiration, for the preparation of packaged seafood and other inventory to be sold to various customers in the United States. As of August 31, 2024, the Service Agreement expired.

On May 20, 2024, the Company amended its Certificate of Incorporation to affect a one-for-fifty reverse stock split (“Reverse Stock Split”), which became effective the same day. All share and per share amounts have been restated for all periods presented to reflect the Reverse Stock Split.

Note 1. Company Overview

Blue Star Foods Corp., a Delaware corporation (“we”, “our”, the “Company”), is an international sustainable marine protein company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company’s current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, and steelhead salmon and rainbow trout fingerlings produced under the brand name Little Cedar Farms for distribution in Canada.

On February 3, 2022, Coastal Pride entered into an asset purchase agreement with Gault Seafood, LLC, a South Carolina limited liability company (“Gault Seafood”), and Robert J. Gault II, President of Gault Seafood (“Gault”) pursuant to which Coastal Pride acquired all of the Seller’s right, title and interest in and to assets relating to Gault Seafood’s soft-shell crab operations, including intellectual property, equipment, vehicles and other assets used in connection with the soft-shell crab business. Coastal Pride did not assume any liabilities in connection with the acquisition. The purchase price for the assets consisted of a cash payment in the amount of $359,250 and the issuance of 167 shares of common stock of the Company with a fair value of $359,250. Such shares are subject to a leak-out agreement pursuant to which Gault Seafood may not sell or otherwise transfer the shares until February 3, 2023.

On June 9, 2023, the Company amended its Certificate of Incorporation to affect a one-for-twenty reverse stock split (“Reverse Stock Split”), which became effective on June 21, 2023. All share and per share amounts have been restated for all periods presented to reflect the Reverse Stock Split.